Average Annual Total Returns - FidelityIntermediateLong-TermandShort-TermTreasuryBondIndexFunds-ComboPRO - FidelityIntermediateLong-TermandShort-TermTreasuryBondIndexFunds-ComboPRO - Fidelity Short-Term Treasury Bond Index Fund
Apr. 29, 2024
Fidelity Short-Term Treasury Bond Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	4.47%
Past 5 years	1.16%
Past 10 years	1.07%
Fidelity Short-Term Treasury Bond Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	3.76%
Past 5 years	0.56%
Past 10 years	0.52%
Fidelity Short-Term Treasury Bond Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	2.63%
Past 5 years	0.65%
Past 10 years	0.59%
LB154
Average Annual Return:
Past 1 year	4.37%
Past 5 years	1.18%
Past 10 years	1.12%